Organization and description of business - Acquisition of Paris Sky Limited (Details) $ / shares in Units, $ in Thousands	Jun. 07, 2018 HKD ($) shares	Jun. 07, 2018 USD ($) shares	Jan. 31, 2020	Jun. 26, 2018 USD ($)	Jun. 25, 2018 USD ($)	Jun. 07, 2018 USD ($) $ / shares	Apr. 18, 2018
Shares authorized, values				$ 2,010,000	$ 201,000
Interest rate			8.00%				2.50%
Paris Sky Limited
Fair value of equity issued in business acquisition						$ 4,780,000
Business acquisition equity interest, value	$ 30,330					$ 3,890,000
Business acquisition, equity interest issued or issuable (in shares) | shares	3,889,050	3,889,050
Stock Issued During Period, Shares, Acquisitions | shares	3,889,050	3,889,050
Total		$ 48,128,000
Sale of stock, price per share | $ / shares						$ 1.23
Percentage of voting interests acquired	100.00%					100.00%
Principal amount	$ 27,100					$ 3,470,000
Interest rate	8.00%					8.00%
Shares issued on acquisition of subsidiaries		4,780,000
Paris Sky Limited | Century Skyway Limited
Total	$ 126,130	$ 16,170,000
Percentage of ownership used to pay to acquiree in business combination	49.00%	49.00%
Paris Sky Limited | Giant Connection Limited
Interest rate	8.00%					8.00%
Paris Sky Limited | Boca International Limited
Percentage of ownership used to pay to acquiree in business combination	49.00%	49.00%
Fair value of portion of ownership being used to pay acquiree in business combination		$ (23,700,000)